LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Costs
	Year Ended December 31,
	2024	2023
Fixed payments and variable payments that depend on an index or rate:
Office and operational lease expenses	$144	$131
Variable lease cost (included in the operating lease costs)	$8	$9
Loss from lease termination	$68	-
Total operating lease costs	$220	$140
	Year Ended December 31,
	2024	2023
Office and operational spaces lease expenses	$130	$101
Termination penalty	$34	-
Total	$164	$101
	Year Ended December 31,
	2024	2023
Operating lease right-of-use assets	$530	$198
Operating lease liabilities	$526	$171
Weighted average remaining lease term (years)	3.84	1.58
Weighted average discount rate	11.28%	12.69%

Schedule of Maturities Operating Lease Liabilities
Operating lease liabilities
2025	$165
2026	167
2027	172
2028	132
Total undiscounted lease payments	$636
Less - imputed interest	$110
Present value of lease liabilities	$526